INTERIM CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN CAPITAL DEFICIENCY (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
BALANCE		$ (8,387)
BALANCE, shares		31,041,295
Comprehensive loss	(1,249)	(3,404)
Issuance of ordinary shares upon conversion of convertible subordinated note, Series A		1
Compensation related to employee stock option grants		284
Exercise of options granted to employees
BALANCE	(11,506)	(11,506)
BALANCE, shares	31,072,134	31,072,134
Share capital and additional paid in capital [Member]
BALANCE		31,041
BALANCE, shares		362,590
Comprehensive loss
Issuance of ordinary shares upon conversion of convertible subordinated note, Series A		1
Issuance of ordinary shares upon conversion of convertible subordinated note, Series A, shares		8
Compensation related to employee stock option grants		284
Exercise of options granted to employees
Exercise of options granted to employees, shares		23
BALANCE	31,072	31,072
BALANCE, shares	362,875	362,875
Warrants [Member]
BALANCE		3,588
BALANCE, shares
Comprehensive loss
Issuance of ordinary shares upon conversion of convertible subordinated note, Series A
Issuance of ordinary shares upon conversion of convertible subordinated note, Series A, shares
Compensation related to employee stock option grants
Exercise of options granted to employees
Exercise of options granted to employees, shares
BALANCE	3,588	3,588
BALANCE, shares
Accumulated deficit [Member]
BALANCE		(368,921)
BALANCE, shares
Comprehensive loss		(3,404)
Issuance of ordinary shares upon conversion of convertible subordinated note, Series A
Issuance of ordinary shares upon conversion of convertible subordinated note, Series A, shares
Compensation related to employee stock option grants
Exercise of options granted to employees
Exercise of options granted to employees, shares
BALANCE	(372,325)	(372,325)
BALANCE, shares
Treasury shares [Member]
BALANCE		(5,644)
BALANCE, shares
Comprehensive loss
Issuance of ordinary shares upon conversion of convertible subordinated note, Series A
Issuance of ordinary shares upon conversion of convertible subordinated note, Series A, shares
Compensation related to employee stock option grants
Exercise of options granted to employees
Exercise of options granted to employees, shares
BALANCE	$ (5,644)	$ (5,644)
BALANCE, shares